Fees Summary	Sep. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,319,000
Previously Paid Amount	0.00
Total Fee Amount	489.88
Total Offset Amount	0.00
Net Fee	489.88
Narrative - Max Aggregate Offering Price	$ 3,319,000
Final Prospectus	true